Leases - Schedule of Group's Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Balance at 1 January	$ 115,315	$ 40,532
Adjustments for indexed leases	6,325	7,405
New leases	41,584	72,882
Cancelled leases	(484)	(167)
Installment payments	(10,725)	(7,260)
Remeasurement due to acquisition of equipment	(28,252)	0
Foreign currency adjustment	(1,695)	1,932
Translation difference	(416)	(9)
Balance at 31 December	121,652	115,315
Current liabilities	(9,515)	(9,683)
Non-current liabilities	$ 112,137	$ 105,632